UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                    MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-8824
                                         --------
                                         Integrity Fund of Funds, Inc.
                                         -----------------------------
                                         (Exact name of registrant as specified
                                         in charter)

Address of Registrant :                  1 Main Street North
                                         -------------------
                                         Minot, ND 58703
                                         ---------------
Name and address of agent for service :  Kevin Flagstad
                                         --------------
                                         1 Main Street North
                                         -------------------
                                         Minot, ND 58703
                                         ---------------

Registrant's telephone number, including area code: (701)852-5292
                                                    -------------
Date of fiscal year end: December 31, 2003
                         -----------------
Date of reporting period: June 30, 2003
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

DEAR SHAREHOLDER:
-----------------

Enclosed is the semi-annual report of the operations for Integrity Fund of Funds, Inc. (the "Fund") for the six months ended June 30, 2003. The Fund's portfolio and related financial statements are presented within for your review.

There continues to be a powerful tug-of-war between massive policy reflation and the lingering after-effects of the various shocks that have hit the economy during the past three years. Beginning with the burst of the tech bubble, followed by 9/11, corporate scandals, two wars and a spike in energy prices. Yet, the economy suffered its mildest recession on record in 2000/2001. The economy's performance in the face of so many adverse events reflects the effects of powerful monetary and fiscal stimulus as well as the economy's underlying resilience.

There are few things one can be sure of regarding the economic and financial outlook. However, we are very confident that short-term rates will stay low for a while. This underlines the Federal Reserves determination to ensure a sustained expansion in the economy and to avert the threat of deflation.

By keeping interest rates low for an extended period, the Fed will force-feed the economy and financial system with liquidity. This is certain to create many distortions, bubbles and excesses. The danger will be when the time comes to begin to re-normalize rates. It is hard to see how the Fed can do this without causing turmoil in the markets. The market may correct in the very near-term, however, cyclical indicators are giving positive signs that imply the market has further upside.

Integrity Fund of Fund's total return for the six month period was 10.54%. In comparison, the Dow Jones Industrial Average was 7.76%, the Standard and Poors 500 Index was 10.96%, and NASDAQ was 21.70%.

The Fund continues to invest in proven funds that contain a blend of old economy and new economy issues. Diversification remains an important strategy in fund selection.

Currently the portfolio is represented as follows: Growth 42.42%, Growth & Income 33.42%, Equity Income 11.32%, Aggressive Growth 6.57%, and Precious Metals 6.27%.

Long-term capital appreciation and growth of income continue to be the primary objectives of the Fund.


Sincerely,


Portfolio Management Team






TERMS & DEFINITIONS  JUNE 30, 2003 (UNAUDITED)
---------------------------------------------

APPRECIATION
   Increase in the value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

CONSUMER PRICE INDEX
   A commonly used measure of inflation; it does not represent an investment return.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
   A charge applied at the time of the redemption, assuming redemption at the end of the period.

DEPRECIATION
   Decrease in the value of an asset.

GROWTH FUND
   A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research, or development.

GROWTH & INCOME FUND
   Fund that invests in common stocks for both current income and long-term growth of capital and income.

LOAD
   A mutual fund whose shares are sold with a sales charge added to the net asset value.

MARKET VALUE
   Actual price at which a fund trades in the market place.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

NO-LOAD
   A mutual fund whose shares are sold without a sales charge added to the net asset value.

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

June 30, 2003 (Unaudited)
-------------------------
PERFORMANCE & COMPOSITION
-------------------------

PORTFOLIO LOAD TYPES
-------------------------
[pie chart]

Load                          46.3%
No-Load                       53.7%

The Load Structure reflects the type of sales load typically charged by each fund in the portfolio. As of 6/30/03, the Fund has not paid a sales load to any fund.

PORTFOLIO INVESTMENT STYLE
--------------------------
[pie chart]
G - Growth                    42.4%
G&I - Growth & Income         33.4%
EI - Equity Income            11.3%
AG - Aggressive Growth         6.6%
PM - Precious Metals           6.3%

The Portfolio Investment Style reflects the investment methodology and the size of the company in which each fund in the portfolio invests.  These percentages are subject to change.

                             COMPARATIVE INDEX GRAPH
                             -----------------------
[line graph]
Comparison of change in value of a $10,000 investment in Integrity Fund of Funds and the S&P 500 Index
---------------------------------------------------------------------------

              Integrity Fund of Funds
                      w/o CDSC               S&P 500 Index
----------------------------------------------------------------
1/3/1995              $10,000                   $10,000
1995                  $12,520                   $13,411
1996                  $14,252                   $16,129
1997                  $16,340                   $21,130
1998                  $18,328                   $26,765
1999                  $21,807                   $31,991
2000                  $19,855                   $28,747
2001                  $15,578                   $24,998
2002                  $12,279                   $19,164
06/30/03              $13,573                   $21,226


                                            AVERAGE ANNUAL TOTAL RETURNS

                                          For periods ending June 30, 2003
                                          --------------------------------
                                                                                          Since Inception
                              1 year              5 year              10 year                (01/03/95)
----------------------------------------------------------------------------------------------------------
Without CDSC                   0.94%              (5.70)%              N/A                      3.66%
With CDSC (1.50% Max)         (0.56)%             (5.70)%              N/A                      3.66%

PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. The principal value and investment return of an investment in the Integrity Fund of Funds, Inc. will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed



                            KEY STATISTICS
                            --------------

12-31-2002 NAV (share value)       $7.78    Number of Issues        16
06-30-2003 NAV                     $8.60    Total Net Assets        $7,087,819





SCHEDULE OF INVESTMENTS  June 30, 2003 (Unaudited)
--------------------------------------------------

NAME OF ISSUER
Percentages represent the market value                                                                 Market
of each investment category to total net assets                                   Quantity             Value
-----------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS (96.4%)
AIM Basic Value Fund.........................................................       11,828         $   293,106
American Growth Fund of America  ............................................       31,119             656,919
Clipper Fund  ...............................................................        4,128             329,412
Dodge & Cox Stock Fund  .....................................................        5,275             508,019
Fidelity Dividend Growth Fund  ..............................................       13,615             339,559
Franklin Gold & Precious Metals  ............................................       32,474             428,326
Legg Mason Value Trust  .....................................................       10,623             525,308
Mairs and Power Growth Fund  ................................................        5,132             278,406
MFS Value Fund  .............................................................       17,600             309,940
Putnam Research Fund  .......................................................       43,090             489,068
Smith Barney Aggressive Growth A  ...........................................        5,955             448,732
T. Rowe Price Equity Income Fund  ...........................................       21,533             463,394
Thompson Plumb Growth Fund  .................................................        8,515             340,958
Vanguard Capital Opportunity Fund  ..........................................       13,163             268,649
Vanguard Index Trust 500 Portfolio  .........................................        6,821             614,024
Washington Mutual Investors  ................................................       21,039             539,225
                                                                                                 -------------

TOTAL MUTUAL FUNDS (COST: $7,652,435) .........................................................  $   6,833,045
                                                                                                 -------------
SHORT-TERM SECURITIES (3.7%)
Wells Fargo Cash Investment Money Market  (COST: $265,579) ....................................  $     265,579
                                                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES (COST: $7,918,014) ............................................  $   7,098,624
OTHER ASSETS LESS LIABILITIES .................................................................        (10,805)
                                                                                                 -------------
NET ASSETS.....................................................................................  $   7,087,819
                                                                                                 =============


The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS JUNE 30, 2003
-----------------------------------

<CAPTION.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
------------------------------------
ASSETS
     Investments in securities, at value (cost: $7,918,014) ........  $ 7,098,624
     Accrued interest receivable....................................          144
     Accrued dividends receivable...................................        6,443
     Receivable for fund shares sold................................          600
     Prepaid expenses...............................................        3,073
                                                                      -----------
        Total Assets................................................  $ 7,108,884
                                                                      -----------

LIABILITIES
     Accrued expenses...............................................  $    12,715
     Payable for fund shares redeemed...............................          500
     Disbursement in excess of demand deposit cash..................        7,850
                                                                      -----------
        Total Liabilities...........................................  $    21,065
                                                                      -----------

NET ASSETS..........................................................  $ 7,087,819
                                                                      ===========
Net assets are represented by:
     Capital stock outstanding, at par..............................  $        82
     Additional paid-in capital.....................................   12,744,667
     Accumulated undistributed net realized gain
     (loss) on investments..........................................   (4,837,540)
     Unrealized depreciation on investments ........................     (819,390)
                                                                      -----------
        Total amount representing net assets applicable to
        824,141 outstanding shares of $.0001 par value
        common stock (1,000,000,000 shares authorized) .............  $ 7,087,819
                                                                      ===========
Net asset value per share...........................................  $      8.60
                                                                      ===========

The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
For the six months ended June 30, 2003 (Unaudited)
--------------------------------------------------
INVESTMENT INCOME
    Interest........................................................  $       938
    Dividends.......................................................       21,127
                                                                      -----------
         Total Investment Income....................................  $    22,065
                                                                      -----------
EXPENSES
    Investment advisory fees........................................  $    32,181
    Service fees....................................................        8,939
    Transfer agent fees.............................................        5,394
    Accounting service fees.........................................       13,664
    Custodian fees..................................................          339
    Transfer agent out-of-pockets...................................        1,553
    Professional fees...............................................        2,036
    Directors fees..................................................        1,000
    Reports to shareholders.........................................        1,400
    Insurance expense...............................................          526
    License, fees, and registrations................................        3,044
                                                                      -----------
         Total Expenses.............................................  $    70,076
    Less expenses waived or absorbed
    by the Fund's manager...........................................      (12,865)
                                                                      -----------
         Total Net Expenses.........................................  $    57,211
                                                                      -----------
NET INVESTMENT INCOME (LOSS) .......................................  $   (35,146)
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) from:
     Investment transactions........................................  $  (447,333)
     Capital gain distributions.....................................          431
     Net change in unrealized appreciation (depreciation) of:
     Investments....................................................    1,152,412
                                                                      -----------
         Net Realized and Unrealized Gain
         (Loss) on Investments......................................  $   705,510
                                                                      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....  $   670,364
                                                                      ===========
The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENTS JUNE 30, 2003

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003, and the year ended December 31, 2002
-----------------------------------------------------------------------------
                                                                                         For The
                                                                                     Six Months Ended         For The
                                                                                       June 30, 2003         Year Ended
                                                                                        (Unaudited)       December 31, 2002
                                                                                  -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss) .................................................  $     (35,146)         $    (104,994)
    Net realized gain (loss) on investments.......................................       (446,902)            (1,709,000)
    Net change in unrealized appreciation (depreciation) on investments ..........      1,152,412             (1,169,606)
                                                                                  -------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From
         Operations...............................................................  $     670,364          $  (2,983,600)
                                                                                  -------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ($.00 and $.00 per share, respectively)...  $           0          $           0
   Distributions from net realized gain on investments ($.00 and $.00
   per share, respectively) ......................................................              0                      0
                                                                                  -------------------------------------------
         Total Dividends and Distributions........................................  $           0          $           0
                                                                                  -------------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares..................................................  $     162,574          $   1,098,391
    Proceeds from reinvested dividends............................................              0                      0
    Cost of shares redeemed.......................................................     (2,240,642)            (4,037,383)
                                                                                  -------------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From
         Capital Share Transactions...............................................  $  (2,078,068)         $  (2,938,992)
                                                                                  -------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................................  $  (1,407,704)         $  (5,922,592)

NET ASSETS, BEGINNING OF PERIOD...................................................      8,495,523             14,418,115
                                                                                  -------------------------------------------
NET ASSETS, END OF PERIOD.........................................................  $   7,087,819          $   8,495,523
                                                                                  ===========================================

The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS JUNE 30, 2003 (UNAUDITED)

Note 1.   ORGANIZATION
          Integrity Fund of Funds, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995. The Fund's objective is long-term capital appreciation and growth of income. The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies which, in turn, invest principally in equity securities.

          Shares of the Fund are offered for sale at net asset value without a sales charge. Shares may be subject to a contingent deferred sales charge if redeemed within five years of purchase.

Note 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
          INVESTMENT SECURITY VALUATION - Investments in mutual funds are valued at the net asset value per share (NAV) most recently determined and reported by the respective mutual fund. Such quotations are obtained from a pricing service. If the pricing service fails to receive the (NAV) from the underlying Mutual Fund, a daily news source from the internet will be used as the pricing source, along with a telephone call to the underlying Mutual Fund. If the NAV is unreportable by the underlying fund group on the current day, then our pricing group will wait until the next business morning to obtain the price from the underlying fund group and then price and verify the (NAV) for our Fund.

          FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. The Fund has available at June 30, 2003, a net capital loss carryforward totaling $4,355,492, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.


                     Year         Unexpired Capital Losses
                     ----         ------------------------
                     2003                         0
                     2004                         0
                     2005                         0
                     2006                         0
                     2007                         0
                     2008                         0
                     2009                 2,646,492
                     2010                 1,709,000

          DISTRIBUTIONS TO SHAREHOLDERS - The Fund will distribute dividends from net investment income and any net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund at net asset value or paid in cash. Distributions are recorded on the ex-dividend date.

          Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for non-taxable dividends, and losses deferred due to wash sales.

          Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

          DIVIDEND INCOME - Dividend income is recognized on the ex-dividend date.

          FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

          A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

          Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

          USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.   CAPITAL SHARE TRANSACTIONS
          As of June 30, 2003, there were 1,000,000,000 shares of $.0001 par value authorized; 824,141 and 1,092,246 shares were outstanding at June 30, 2003, and December 31, 2002, respectively.

          Transactions in capital shares were as follows:

                                                                         Shares
                                                                         ------
                                                         For The Six
                                                         Months Ended                 For The
                                                        June 30, 2003               Year Ended
                                                         (Unaudited)             December 31, 2002
                                                        ------------------------------------------
Shares sold.............................................    20,579                     121,378
Shares issued on reinvestment of dividends..............         0                           0
Shares redeemed.........................................  (288,684)                   (489,486)
                                                        -----------------------------------------
Net increase (decrease) ................................  (268,105)                   (368,108)
                                                        =========================================

Note 4.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
          ND Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.), the Fund's sponsor.

          The Fund has engaged ND Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Fund has recognized $28,253 of investment advisory fees after partial waiver for the six months ended June 30, 2003. The Fund has a payable to ND Money Management, Inc. of $4,744 at June 30, 2003, for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

          ND Capital, Inc. ("Capital") is the Fund's principal underwriter.
          The Fund pays Capital service fees computed at an annual rate of 0.25% of the Fund's average daily net assets. Capital, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts. The Fund has recognized $3 of service fees after partial waiver for the six months ended June 30, 2003. Certain officers and directors of the Fund are also officers and directors of the underwriter.

          ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $5,394 of transfer agency fees for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc. of $946 at June 30, 2003, for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $13,664 of accounting service fees for the six months ended June 30, 2003. The Fund has a payable to ND Resources, Inc. of $2,301 at
          June 30, 2003, for accounting service fees.

Note 5.   INVESTMENT SECURITY TRANSACTIONS
          The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $0 and $2,103,465, respectively, for the six months ended June 30, 2003.

Note 6.   INVESTMENT IN SECURITIES
          At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $7,918,014, and the net unrealized depreciation of investments based on the cost was $819,390, which is comprised of $68,581 aggregate gross unrealized appreciation and $887,971 aggregate gross unrealized depreciation.



FINANCIAL HIGHLIGHTS JUNE 30, 2003
----------------------------------
Selected per share data and ratios for the period indicated

                                        For The Six     For The       For The       For The       For The       For The
                                       Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                       June 30, 2003  December 31,  December 31,  December 29,  December 31,  December 31,
                                        (Unaudited)      2002           2001           2000          1999          1998
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD.............................. $  7.78        $  9.87        $ 12.58        $ 15.80      $ 14.22       $ 13.27
                                       --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) ..... $  (.04)       $  (.10)       $  (.12)       $   .03      $   .08       $  (.03)
     Net realized and unrealized gain
     (loss) on investments.............     .86          (1.99)         (2.59)         (1.42)        2.62          1.64
                                       --------------------------------------------------------------------------------------
        Total Income (Loss) From
        Investment Operations.......... $   .82        $ (2.09)       $ (2.71)       $ (1.39)     $  2.70       $  1.61
                                       --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     From net investment income ....... $   .00        $   .00        $   .00        $  (.03)     $  (.08)      $   .00
     Distributions from net
     realized gains....................     .00            .00            .00          (1.80)       (1.04)         (.66)
                                       --------------------------------------------------------------------------------------
         Total Distributions........... $   .00        $   .00        $   .00        $ (1.83)     $ (1.12)      $  (.66)
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD......... $  8.60        $  7.78        $  9.87        $ 12.58      $ 15.80       $ 14.22
                                       ======================================================================================
Total Return...........................   21.08%(A)(C)  (21.18)%(A)    (21.54)%(A)     (8.82)%(A)   18.98%(A)     12.17%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) ....................... $  7,088       $  8,496       $ 14,418       $ 19,299     $ 22,133      $ 20,058
     Ratio of net expenses (after
     expense assumption) to average
     net assets........................    1.60%(B)(C)    1.60%(B)       1.60%(B)       1.59%(B)     1.58%(B)      1.60%(B)
     Ratio of net investment income to
     average net assets................   (0.98)%(C)     (0.89)%        (1.13)%         0.17%        0.49%        (0.36)%
     Portfolio turnover rate...........    0.00%         27.71%         51.46%         26.46%       19.49%        32.28%

(A)  Excludes contingent deferred sales charge of 1.5%.
(B) During the periods indicated above, Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) assumed/waived expenses of $12,865, $21,883, $10,797, $1,155, $3,205, and $2,151, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.96%, 1.79%, 1.67%, 1.60%, 1.60%, and 1.62%, respectively.
(C)  Ratio is annualized.


INDEPENDENT DIRECTORS

   [PHOTO]             [PHOTO]                [PHOTO]
Lynn W. Aas       Orlin W. Backes         R. James Maxson



INTERESTED DIRECTORS

   [PHOTO]             [PHOTO]
Peter A. Quist     Robert E. Walstad

The accompanying notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEMS 5. Not applicable

ITEMS 6. Reserved

ITEM 7. Not applicable

ITEM 8. Reserved

ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


INTEGRITY FUND OF FUNDS, INC.

BY: /s/ Robert E. Walstad
--------------------------
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: August 22, 2003.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


INTEGRITY FUND OF FUNDS, INC.

BY: /s/ Robert E. Walstad
--------------------------
ROBERT E. WALSTAD
CHIEF EXECUTIVE OFFICER

Date: August 22, 2003.